CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 57,623	$ 14,851
Restricted cash	1,500	0
Accounts receivable	124,861	48,083
Derivative assets	5,146	5,732
Inventory	9,162	4,534
Investments	3,278	497
Prepaid expenses and other assets	2,249	1,224
Assets held for sale	500	2,748
Total current assets	204,319	77,669
PROPERTY, PLANT AND EQUIPMENT:
Oil and natural gas properties, successful efforts method of accounting	1,908,118	1,024,975
Accumulated depletion, depreciation, and amortization	(185,615)	(62,010)
Total oil and natural gas properties, net	1,722,503	962,965
Gas transportation, gathering and processing equipment, net	201,910	112,169
Total property and equipment, net	1,924,413	1,075,134
OTHER ASSETS:
Deferred financing costs, net of amortization	23,862	10,642
Derivatives and other assets	6,455	1,913
Intangible assets, net	8,981	0
Goodwill	30,602	0
Assets held for sale	0	3,402
Total Assets	2,198,632	1,168,760
CURRENT LIABILITIES:
Current portion of notes payable	3,991	4,565
Accounts payable	196,515	138,320
Accrued liabilities	11,212	3,708
Revenue payable	20,394	10,781
Derivatives and other liabilities	11,544	7,454
Liabilities associated with assets held for sale	0	2,847
Total current liabilities	243,656	167,675
Long-term debt	886,769	285,824
Asset retirement obligation	28,322	20,089
Deferred tax liability	74,258	95,299
Derivative liabilities	47,524	6,112
Other long-term liabilities	5,573	2,842
Liabilities associated with assets held for sale	0	267
Total liabilities	1,286,102	578,108
COMMITMENTS AND CONTINGENCIES
REDEEMABLE PREFERRED STOCK:
Redeemable preferred stock	200,878	100,000
SHAREHOLDERS' EQUITY:
Common stock	1,700	1,298
Additional paid in capital	715,033	569,690
Accumulated deficit	(307,484)	(140,070)
Accumulated other comprehensive loss	(8,889)	(12,463)
Treasury stock, at cost	(1,914)	(1,310)
Unearned common stock in KSOP at cost, none and 153,300 shares as of December 31, 2012 and 2011, respectively	0	(604)
Total Magnum Hunter Resources Corporation shareholders' equity	701,513	488,456
Non-controlling interest	10,139	2,196
Total shareholders' equity	711,652	490,652
Total Liabilities and Shareholders’ Equity	2,198,632	1,168,760
Series C Cumulative Perpetual Preferred Stock
REDEEMABLE PREFERRED STOCK:
Redeemable preferred stock	100,000	100,000
Series A Convertible Preferred Units
REDEEMABLE PREFERRED STOCK:
Redeemable preferred stock	100,878	0
Series D Cumulative Preferred Stock
SHAREHOLDERS' EQUITY:
Preferred stock	210,441	71,878
Series E Cumulative Convertible Preferred Stock
SHAREHOLDERS' EQUITY:
Preferred stock	94,371	0
Treasury stock, at cost	(1,750)	0
Exchangeable common stock
SHAREHOLDERS' EQUITY:
Common stock	$ 5	$ 37